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[Aston Asset Management Logo]

                                   ASTON FUNDS

                      ASTON/RIVER ROAD SMALL CAP VALUE FUND

                              CLASSES N & I SHARES

                        SUPPLEMENT DATED JANUARY 4, 2007
                TO THE CLASS N PROSPECTUS DATED DECEMBER 1, 2006
                AND THE CLASS I PROSPECTUS DATED DECEMBER 4, 2006

                                IMPORTANT NOTICE


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN EACH PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH EACH PROSPECTUS.

Effective as of the close of business on December 14, 2006, the ASTON/RIVER ROAD SMALL CAP VALUE FUND (the "Fund") no longer accepts investments from new investors with certain limited exceptions, including an exception permitting existing investors to make additional investments. Effective after close of business on Wednesday, January 10, 2007 and until further notice, the Fund has modified this policy and will no longer accept additional investments from either existing investors or new investors, with the following limited exceptions:

          - Participants in retirement plans which offered the Fund as an investment option as of December 14, 2006 may designate the Fund as an investment option, if operationally feasible.
          - Investments from certain other investment program accounts which were invested in the Fund as of January 10, 2007, where the Fund determines that such investments will not harm its investment process and where operationally feasible.
          - Trustees of the Aston Funds and employees of Aston Asset Management, LLC (the Fund's investment adviser) and River Road Asset Management, LLC (the Fund's subadviser) may open new accounts and add to existing accounts.
          - Existing shareholders may acquire additional shares of the Fund through automatic reinvestment of dividends and distributions.

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The Fund reserves the right to make additional exceptions or otherwise modify the foregoing closure policy at any time and to reject any investment for any reason.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH EACH PROSPECTUS FOR FUTURE REFERENCE.

           For more information, please call Aston Funds: 800 992-8151 or visit our Web site at www.astonfunds.com

                                                       Aston RR Sm Cap supp 0107


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